Borrowings - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings
Loan from lessor	$ 1,068	$ 1,170
EIB Loan	6,932
Total Borrowings	8,000	1,170
Less: Borrowings, current portion	(136)	(126)
Total Borrowings, net of current portion	$ 7,864	$ 1,044